Accounts Payable	12 Months Ended
Dec. 31, 2013
ACCOUNTS PAYABLE [Abstract]
Accounts Payable
NOTE 8 - ACCOUNTS PAYABLE
     Accounts payable as of December 31, 2013 and 2012 consist of the following:

	December 31, 2013	December 31, 2012
Creditors	$ 1,194	$ 496
Brokers	1,681	1,342
Insurances	171	138
Professional and legal fees	125	114
Total accounts payable	$ 3,171	$ 2,090

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